Contingent assets, liabilities and other contractual obligations (Details) kr in Millions, $ in Millions		12 Months Ended
	Sep. 06, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)
contractual obligations
Potential milestone payment from Sanofi | $	$ 15.0	$ 15.0
With in 1 year
contractual obligations
Total contractual obligations			kr 245.6	kr 76.6
Later than one year but not later than two years
contractual obligations
Total contractual obligations			156.4	52.6
Later than two year but not later than three years
contractual obligations
Total contractual obligations			kr 89.2	kr 24.0